Common stock (Tables)	12 Months Ended
Dec. 31, 2010
Common Stock (Tables) [Abstract]
Common shares issued (newly issued or distributed from treasury)

Year ended December 31, (in millions)	2010	2009	2008

Issued – balance at January 1	4,104.9	3,941.6	3,657.7
Newly issued:
Common stock:
Open market issuance	–	163.3	283.9
Bear Stearns Share Exchange Agreement	–	–	20.7

Total newly issued	–	163.3	304.6
Canceled shares	–	–	(20.7)

Total issued – balance at December 31	4,104.9	4,104.9	3,941.6

Treasury – balance at January 1	(162.9)	(208.8)	(290.3)
Purchase of treasury stock	(77.9)	–	–
Share repurchases related to employee stock-based awards(a)	(0.1)	(1.1)	(0.5)
Issued from treasury:
Net change from the Bear Stearns merger as a result of the reissuance of Treasury stock and the Share Exchange Agreement	–	–	26.5
Employee benefits and compensation plans	45.3	45.7	54.4
Employee stock purchase plans	1.0	1.3	1.1

Total issued from treasury	46.3	47.0	82.0

Total treasury – balance at December 31	(194.6)	(162.9)	(208.8)

Outstanding	3,910.3	3,942.0	3,732.8

(a)	Participants in the Firm’s stock-based incentive plans may have shares withheld to cover income taxes.